Related Parties	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Related Parties
RELATED PARTY TRANSACTIONS
We may enter into a significant number of transactions with related parties in the normal course of business. Parties are considered to be related if one party has the ability to control or exercise significant influence over the other party in making financial or operating decisions, or if a party, directly or indirectly through one or more of its intermediaries, controls, is controlled by or is under common control with an entity. Our material transactions with related parties are described below.
The table below summarizes our material revenues and expenses in connection with the transactions described below for the three months ended March 31, 2023 and 2022:

	Three Months Ended March 31,
(in millions)	2023	2022
Revenues:
Other income	$13	$31
Net investment income - excluding Fortitude Re funds withheld assets	5	(4)
Total revenues	$18	$27
Expenses:
General operating and other expenses	$47	$23
Interest expense	—	38
Loss on extinguishment of debt	—	—
Total expenses	$47	$61
Related Party Transactions with AIG
We have historically entered into various transactions with AIG, some of which are continuing. These transactions are described below. In addition, on September 14, 2022, we entered into a separation agreement with AIG (the “Separation Agreement”). The Separation Agreement governs the relationship between AIG and us following the IPO, including matters related to the allocation of assets and liabilities between the parties, indemnification obligations, our corporate governance, information rights for each party and consent rights of AIG with respect to certain business activities that we may undertake.
Reorganization Transactions
Transfer of AIG Technologies, Inc. and Eastgreen, Inc.
We purchased AIGT and Eastgreen from AIG on February 28, 2022 for total consideration of $107 million. AIGT provides data processing, technology and infrastructure services to AIG entities in the United States, including management of AIG hardware and networks. AIGT utilizes two data centers to provide its services. The real estate related to the two data centers is owned by Eastgreen. To the extent needed, AIGT will continue to provide services to AIG for a transition period.
Advisory Transactions
Certain of our investment management subsidiaries, including AMG, AMG Europe and AIG Credit Management, LLC, provide advisory, management, allocation, structuring, planning, oversight, administration and similar services (collectively, “Investment Services”) with respect to the investment portfolios of AIG. Investment Services are provided primarily pursuant to investment management, investment advisory and similar agreements (“IMAs”), under which our subsidiaries are appointed as investment manager and are authorized to manage client investment portfolios on a fully discretionary basis, subject to agreed investment guidelines. Certain of our subsidiaries are also authorized under the IMAs to retain, oversee and direct third-party investment advisers and managers for and on behalf of these AIG clients. In some cases, Investment Services are provided through the clients’ participation in private investment funds, RMBS, CLO and other pooled investment vehicles and investment products (collectively, “Funds”) sponsored or managed by us.
Separately, certain of our subsidiaries provide portfolio administration and investment planning, performance evaluation and oversight services to AIG PC International, LLC (“AIGPCI”), on a non-discretionary basis, with respect to the investment portfolios of various of AIGPCI’s non-U.S. subsidiaries. In some cases, these services are directly provided to AIGPCI’s non-US subsidiaries. We offer our Funds to AIGPCI’s non-U.S. subsidiaries. Our subsidiaries earn investment management and advisory fees under the IMAs and other service agreements, as well as management fees and carried interest distributions or similar performance-based compensation under the Funds’ operating agreements, the majority of which are based on, or calibrated to approximate, the costs of providing the services. With respect to a minority of the AIG client portfolios, which relate to assets backing risks that have been transferred to third parties, our subsidiaries earn market-based fees. Management and advisory fee income for these Investment Services and related services reflected in Other income on the Condensed Consolidated Statements of Income (Loss) was $13 million and $31 million for the three months ended March 31, 2023 and 2022, respectively.
Capital Markets Agreements
We receive a suite of capital markets services from AIG, including securities lending, collateral management, repurchase transactions, derivatives execution and support, and operational support services, for which we pay a fee. AIGM provides these services through various services agreements. In addition, in the ordinary course of business, we enter into OTC derivative transactions with AIGM under standard ISDA agreements. The total expenses incurred for services provided by AIGM reflected in Net investment income - excluding Fortitude Re funds withheld assets on the Condensed Consolidated Statements of Income (Loss) were $0 million and $5 million for the three months ended March 31, 2023 and 2022, respectively. The derivative assets, net of gross assets and gross liabilities after collateral were $210 million and $12 million as of March 31, 2023 and December 31, 2022, respectively. The derivative liabilities, net of gross assets and gross liabilities after collateral were $9 million and $0 million as of March 31, 2023 and December 31, 2022, respectively. The collateral posted to AIGM was $855 million and $1.5 billion as of March 31, 2023 and December 31, 2022, respectively. The collateral held by us was $338 million and $380 million as of March 31, 2023 and December 31, 2022, respectively.
In addition, we entered into certain unsecured derivative transactions with AIG. The derivative assets, net of gross assets and gross liabilities after collateral were $272 million and $253 million as of March 31, 2023 and December 31, 2022, respectively. There were no derivative net liabilities as of March 31, 2023 and December 31, 2022, respectively. In relation to these derivatives, there was no collateral posted to AIG or collateral held by us as of March 31, 2023 and December 31, 2022, respectively.
For further details regarding derivatives, see Note 9.
General Services Agreements
Pursuant to the provisions of a Service and Expense Agreement (the “AIG Service and Expense Agreement”) effective February 1, 1974, as amended, we and AIG have provided various services to each other at cost, including, but not limited to, advertising, accounting, actuarial, tax, legal, data processing, claims adjustment, employee cafeteria, office space, payroll, information technology services, capital markets services, services that support financial transactions and budgeting, risk management and compliance services, human resources services, insurance, operations and other support services.
On September 14, 2022, we entered into a Transition Services Agreement (the “TSA”) with AIG regarding the continued provision of services between the Company and AIG on a transitional basis. The TSA has generally replaced the AIG Service and Expense Agreement for services provided between the parties.
Amounts due to AIG under these agreements were $230 million and $311 million as of March 31, 2023 and December 31, 2022, respectively. Amounts due from AIG were $52 million and $54 million as of March 31, 2023 and December 31, 2022, respectively. The total service expenses incurred specific to these agreements reflected in General operating and other expenses on the Condensed Consolidated Statements of Income (Loss) were $47 million and $6 million for the three months ended March 31, 2023 and 2022, respectively.
Reinsurance Transactions
From time to time, AIG Life (United Kingdom) has entered into various coinsurance agreements with American International Reinsurance Company, Ltd., a consolidated subsidiary of AIG (“AIRCO”) as follows:
•In 2018, AIG Life (United Kingdom) ceded risks to AIRCO relating to the payment of obligations of life-contingent annuity claims in the annuitization phase of the contracts on or after June 30, 2018.
•In 2019 and 2020, AIG Life (United Kingdom) ceded risks to AIRCO relating to certain whole life policies issued prior to and subsequent to July 1, 2019, respectively.
Reinsurance assets related to these agreements were $42 million and $70 million as of March 31, 2023 and December 31, 2022, respectively. Amounts payable to AIRCO were $29 million and $32 million as of March 31, 2023 and December 31, 2022, respectively. Ceded premiums related to these agreements were $7 million and $11 million for the three months ended March 31, 2023 and 2022, respectively.
For further details of reinsurance transactions, see Note 7.
Guarantees
Prior to the IPO, AIG provided certain guarantees to us as described below. Pursuant to the Separation Agreement, we will indemnify, defend and hold harmless AIG against or from any liability arising from or related to these guarantees.
Certain of our insurance subsidiaries benefit from General Guarantee Agreements under which AHAC or NUFIC has unconditionally and irrevocably guaranteed all present and future obligations arising from certain insurance policies issued by these subsidiaries (a “Guaranteed Policy” or the “Guaranteed Policies”). AHAC and NUFIC are required to perform under the agreements if one of the insurance subsidiaries fails to make payments due under a Guaranteed Policy. These General Guarantee Agreements have all been terminated as to insurance policies issued after the date of termination. AHAC and NUFIC have not been required to perform under any of the agreements but remain contingently liable for all policyholder obligations associated with the Guaranteed Policies. We did not pay any fees under these agreements for the three months ended March 31, 2023 and 2022.
AGC is a party to a CMA with AIG. Among other things, the CMA provides that AIG will maintain the total adjusted capital of AGC at or above a specified minimum percentage of AGC’s projected Company Action Level Risk Based Capital. AIG did not make any capital contributions to AGC under the CMA during the three months ended March 31, 2023. As of March 31, 2023 and December 31, 2022, the specified minimum capital percentage in the CMA was 250%.
AIG provides a full and unconditional guarantee of AIGLH Notes and Junior Subordinated Debentures. This includes:
•the AIGLH External Debt Guarantee; and
•a guarantee in connection with a sale-leaseback transaction in 2020. Pursuant to this transaction, AIGLH issued promissory notes to AGL with maturity dates of up to five years. These promissory notes are guaranteed by AIG for the benefit of AGL. We paid no fees for these guarantees for the three months ended March 31, 2023 and 2022.
In addition to the Separation Agreement, we have entered into a guarantee reimbursement agreement with AIG which provides that we will reimburse AIG for the full amount of any payment made by or on behalf of AIG pursuant to the AIGLH External Debt Guarantee. We have also entered into a collateral agreement with AIG which provides that in the event of: (i) a ratings downgrade of Corebridge Parent or AIGLH long-term unsecured indebtedness below specified levels or (ii) the failure by AIGLH to pay principal and interest on the External Debt when due, we must collateralize an amount equal to the sum of: (i) 100% of the principal amount outstanding, (ii) accrued and unpaid interest and (iii) 100% of the net present value of scheduled interest payments through the maturity dates of the AIGLH External Debt.
In addition to the guarantees above, we may provide to or receive from AIG, or to or from third-parties on behalf of AIG, customary guarantees in relation to certain lending and real estate transactions. These guarantees of certain amounts in connection with borrowings or environmental indemnifications and non-recourse carve-outs are limited to situations in which the borrower commits certain “bad acts” as defined in each applicable transaction document, including fraud or intentional misrepresentation, intentional waste or willful misconduct. As of March 31, 2023, none of these guarantees became payable.
For further details regarding guarantees provided by AIG, see Note 14.
Funding Arrangements
Prior to September 19, 2022, we participated in funding arrangements whereby each participating subsidiary placed funds on deposit with AIG in exchange for a stated rate of interest. These funding arrangements terminated on September 19, 2022. Our receivables under these arrangements of $0.4 billion and $0.4 billion as of March 31, 2023 and December 31, 2022, respectively, were recorded in Short-term investments on the Condensed Consolidated Balance Sheets. Interest earned on these deposits, reflected in Net investment income - excluding Fortitude Re funds withheld assets on the Condensed Consolidated Statements of Income (Loss), was $5 million and $0.7 million for the three months ended March 31, 2023 and 2022, respectively.
Promissory Notes
In November 2021, we issued a promissory note to AIG in the amount of $8.3 billion. Interest expense incurred specific to this note reflected in Interest expense on the Condensed Consolidated Statements of Income (Loss) was $29 million for the three months ended March 31, 2022. We repaid the principal and accrued interest of this note during 2022.
Purchase of Securitized Notes from AIG
On September 9, 2022, certain of our insurance companies purchased from AIG senior debt issued by, as well as 100% of the ownership interests in, special purpose entities that held collateralized debt obligations for a total value of approximately $800 million. As a result of these transactions, we own all the interests related to these investments and consolidate them in our financial statements. As of December 31, 2022, we sold the underlying collateralized debt obligations.
Purchase of Residential Mortgage Loans
On December 23, 2022, certain Corebridge subsidiaries executed four Sale Transfer and Assignment agreements with certain AIG subsidiaries to purchase certain participation interests in residential mortgage loans.
Tax Sharing Agreements
On September 14, 2022, we entered into a tax matters agreement with AIG that governs the parties’ respective rights, responsibilities and obligations with respect to taxes, including the allocation of current and historic tax liabilities (whether income or non-income consolidated or stand-alone) between us and AIG (the “Tax Matters Agreement”). The Tax Matters Agreement governs, among other things, procedural matters, such as filing of tax returns, tax elections, control and settlement of tax controversies and entitlement to tax refunds and tax attributes.
Prior to the IPO, Corebridge and SAFG Capital LLC were included in the consolidated federal income tax return of AIG as well as certain state tax returns where AIG files on a combined or unitary basis. There were no payments to AIG in connection with the tax sharing agreements for the three months ended March 31, 2023. There were $511 million of payments from Corebridge to AIG in connection with the tax sharing agreements for the three months ended March 31, 2022. Amounts receivable from AIG pursuant to the tax sharing agreements were $539 million and $524 million as of March 31, 2023 and December 31, 2022, respectively.
Employee Compensation and Benefits
Our employees participate in certain of AIG’s employee benefit programs. We had a payable of $59 million and $59 million as of March 31, 2023 and December 31, 2022, respectively, with respect to these programs. On September 14, 2022, we entered into an employee matters agreement with AIG (the “EMA”). The EMA allocates liabilities and responsibilities relating to employment matters, employee compensation and benefits plans and programs, and other related matters between us and AIG. The EMA generally provides that, unless otherwise specified, each party is responsible for liabilities associated with their current and former employees for purposes of compensation and benefit matters following the IPO.
Shared-based Compensation Plans
On September 6, 2022, Corebridge Parent adopted the Corebridge Financial, Inc. 2022 Omnibus Incentive Plan (the “2022 Plan”) and the Corebridge Financial, Inc. Long-term Incentive Plan (the “LTIP,” together with the 2022 Plan, the “Plans”). Equity awards may be granted under the Plans to current employees or directors of the Company or, solely with respect to their ﬁnal year of service, former employees.
Equity awards under the Plans are linked to Corebridge Parent’s common stock (“CRBG Stock”). A total of 40,000,000 shares of CRBG Stock are authorized for delivery pursuant to awards granted or assumed under the Plans. Delivered shares may be newly-issued shares or shares held in treasury.
Prior to the IPO, certain of our employees held restricted stock units granted by AIG Parent that were linked to AIG Parent’s common stock and subject solely to time-based vesting conditions (the “AIG RSUs”). On September 14, 2022, the AIG RSUs were converted to restricted stock units denominated in CRBG Stock (the “CRBG RSUs”) under the Plans. The CRBG RSUs have terms and conditions that are substantially the same as the corresponding AIG RSUs, with the number of shares of CRBG Stock subject to the RSUs adjusted in a manner intended to preserve their intrinsic value as of immediately before and immediately following the conversion (subject to rounding).
Related Party Transactions with Blackstone
We entered into a long-term asset management relationship with Blackstone to manage a portion of our investment portfolio. The investment expense incurred was $35 million and $26 million for the three months ended March 31, 2023 and 2022, respectively.
Related Party Transactions with Variable Interest Entities
In the ordinary course of business, we enter into various arrangements with VIEs, and we consolidate the VIE if we are determined to be the primary beneficiary. In certain situations, we may have a variable interest in a VIE that is consolidated by an affiliate, and in other instances, affiliates may have variable interests in a VIE that is consolidated by us. The total debt of consolidated VIEs held by affiliates was $257 million and $308 million as of March 31, 2023 and December 31, 2022, respectively. The interest expense incurred on the debt reflected in Interest expense on the Condensed Consolidated Statements of Income (Loss) was $7 million and $9 million for the three months ended March 31, 2023 and 2022, respectively.
There were no VIEs terminated during the three months ended March 31, 2023 or 2022. The noncontrolling interest included in the Condensed Consolidated Balance Sheets related to the VIEs held by affiliates was $528 million and $537 million as of March 31, 2023 and December 31, 2022, respectively. The gain/(loss) attributable to noncontrolling interest of consolidated VIEs held by affiliates was $19 million and $33 million for the three months ended March 31, 2023 and 2022, respectively.
In addition to transactions with VIEs, Corebridge has entered into other structured financing arrangements supporting real estate properties and other types of assets with other AIG affiliates. These financing arrangements are reported in Other invested assets in the Condensed Consolidated Balance Sheets. Certain of these and the VIE structures above also include commitments for funding from other AIG affiliates.
For additional information related to VIEs and other investments, see Notes 5 and 8.
Related Parties
RELATED PARTY TRANSACTIONS
We may enter into a significant number of transactions with related parties in the normal course of business. Parties are considered to be related if one party has the ability to control or exercise significant influence over the other party in making financial or operating decisions, or if a party, directly or indirectly through one or more of its intermediaries, controls, is controlled by or is under common control with an entity. Our material transactions with related parties are described below.
The table below summarizes the material revenues and expenses of Corebridge, in connection with agreements with affiliated companies described below for the years ended December 31, 2022, 2021 and 2020:

	Years Ended December 31,
(in millions)	2022	2021	2020
Revenues:
Other income	$95	$85	$88
Net investment income - excluding Fortitude Re funds withheld assets	(1)	(14)	(12)
Total revenues	$94	$71	$76
Expenses:
General operating and other expenses	$131	$349	$317
Interest expense	79	82	146
Loss on extinguishment of debt	—	145	—
Total expenses	$210	$576	$463
Related Party Transactions with AIG
We have historically entered into various transactions with AIG, some of which are continuing. These transactions are described below. In addition, on September 14, 2022, we entered into a separation agreement with AIG (the “Separation Agreement”). The Separation Agreement governs the relationship between AIG and us following the IPO, including matters related to the allocation of assets and liabilities between the parties, indemnification obligations, our corporate governance, information rights for each party and consent rights of AIG with respect to certain business activities that we may undertake.
Reorganization Transactions
Transfer of Investment Management Operations
In connection with the IPO, we and AIG entered into agreements to effectuate the transfer of substantially all of the entities that conducted AIG Group’s investment management operations from AIG to us. Specifically, AIG formed a new investment management holding company, SAFG Capital LLC, to which it transferred subsidiaries which conducted its investment management operations, subject to certain limited exceptions. SAFG Capital LLC was contributed to us, effective December 31, 2021.
Transfer of Fortitude Re Interest
On October 1, 2021, AIG contributed to us its entire 3.5% ownership interest in Fortitude Re Bermuda. Currently, we hold a less than 3% interest in Fortitude Re Bermuda.
Transfer of AIG Technologies, Inc. and Eastgreen, Inc.
We purchased AIGT and Eastgreen from AIG on February 28, 2022 for total consideration of $107 million. AIGT provides data processing, technology and infrastructure services to AIG entities in the United States, including management of AIG hardware and networks. AIGT utilizes two data centers to provide its services. The real estate related to the two data centers is owned by Eastgreen. To the extent needed, AIGT will continue to provide services to AIG for a transition period.
European Insurance Entities
In 2021, AIG transferred AIG Life (United Kingdom) and Laya to us.
Advisory Transactions
Certain of our investment management subsidiaries, including AMG, AMG Europe and AIG Credit Management (“AIGCM”), LLC, provide advisory, management, allocation, structuring, planning, oversight, administration and similar services (collectively, “Investment Services”) with respect to the investment portfolios of AIG. Investment Services are provided primarily pursuant to investment management, investment advisory and similar agreements (“IMAs”), under which our subsidiaries are appointed as investment manager and are authorized to manage client investment portfolios on a fully discretionary basis, subject to agreed investment guidelines. Certain of our subsidiaries are also authorized under the IMAs to retain, oversee and direct third-party investment advisers and managers for and on behalf of these AIG clients. In some cases, Investment Services are provided through the clients’ participation in private investment funds, RMBS, CLO and other pooled investment vehicles and investment products (collectively, “Funds”) sponsored or managed by us.
Separately, certain of our subsidiaries provide portfolio administration and investment planning, performance evaluation and oversight services to AIG PC International, LLC (“AIGPCI”), on a non-discretionary basis, with respect to the investment portfolios of various of AIGPCI’s non-U.S. subsidiaries. In some cases, these services are directly provided to AIGPCI’s non-US subsidiaries. We offer our Funds to AIGPCI’s non-U.S. subsidiaries. Our subsidiaries earn investment management and advisory fees under the IMAs and other service agreements, as well as management fees and carried interest distributions or similar performance-based compensation under the Funds’ operating agreements, the majority of which are based on, or calibrated to approximate, the costs of providing the services. With respect to a minority of the AIG client portfolios, which relate to assets backing risks that have been transferred to third parties, our subsidiaries earn market-based fees. Management and advisory fee income for these Investment Services and related services reflected in Other income on the Consolidated Statements of Income (Loss) was $95 million, $85 million and $88 million for the years ended December 31, 2022, 2021 and 2020, respectively.
Capital Markets Agreements
We receive a suite of capital markets services from AIG, including securities lending, collateral management, repurchase transactions, derivatives execution and support, and operational support services, for which we pay a fee. AIGM provides these services through various services agreements. In addition, in the ordinary course of business, we enter into OTC derivative transactions with AIGM under standard ISDA Master Agreements. The total expenses incurred for services provided by AIGM reflected in Net investment income - excluding Fortitude Re funds withheld assets on the Consolidated Statements of Income (Loss) were $15 million, $17 million and $19 million for the years ended December 31, 2022, 2021 and 2020, respectively. The derivative assets, net of gross assets and gross liabilities after collateral were $12 million and $256 million as of December 31, 2022 and December 31, 2021, respectively. The derivative liabilities, net of gross assets and gross liabilities after collateral were $— million and $2 million as of December 31, 2022 and December 31, 2021, respectively. The collateral posted to AIGM was $1,518 million and $803 million as of December 31, 2022 and December 31, 2021, respectively. The collateral held by us was $380 million and $770 million as of December 31, 2022 and December 31, 2021, respectively.
In addition, we entered into certain unsecured derivative transactions with AIG. The derivative assets, net of gross assets and gross liabilities after collateral were $253 million and $406 million as of December 31, 2022 and December 31, 2021, respectively. There were no derivative net liabilities as of December 31, 2022 and December 31, 2021, respectively. In relation to these derivatives, there was no collateral posted to AIG or collateral held by us as of December 31, 2022 and December 31, 2021, respectively.
For further details regarding derivatives, see Note 10.
General Services Agreements
Pursuant to the provisions of a Service and Expense Agreement (the “AIG Service and Expense Agreement”) effective February 1, 1974, as amended, we and AIG have provided various services to each other at cost, including, but not limited to, advertising, accounting, actuarial, tax, legal, data processing, claims adjustment, employee cafeteria, office space, payroll, information technology services, capital markets services, services that support financial transactions and budgeting, risk management and compliance services, human resources services, insurance, operations and other support services.
On September 14, 2022, we entered into a Transitional Services Agreement (the “TSA”) with AIG regarding the continued provision of services between the Company and AIG on a transitional basis. The TSA has generally replaced the AIG Service and Expense Agreement for services provided between the parties.
Amounts due to AIG under these agreements were $311 million and $262 million as of December 31, 2022 and December 31, 2021, respectively. Amounts due from AIG were $54 million and $43 million as of December 31, 2022 and December 31, 2021, respectively. The total service expenses incurred specific to these agreements reflected in General operating and other expenses on the Consolidated Statements of Income (Loss) were $114 million, $229 million and $204 million for the years ended December 31, 2022, 2021 and 2020, respectively.
Reinsurance Transactions
From time to time, AIG Life (United Kingdom) has entered into various coinsurance agreements with AIRCO as follows:
•In 2018, AIG Life (United Kingdom) ceded risks to AIRCO relating to the payment of obligations of life-contingent annuity claims in the annuitization phase of the contracts on or after June 30, 2018.
•In 2019 and 2020, AIG Life (United Kingdom) ceded risks to AIRCO relating to certain whole life policies issued prior to and subsequent to July 1, 2019, respectively.
Reinsurance assets related to these agreements were $70 million and $167 million as of December 31, 2022 and December 31, 2021, respectively. Amounts payable to AIRCO were $32 million and $7 million as of December 31, 2022 and December 31, 2021, respectively. Ceded premiums related to these agreements were $41 million, $42 million and $33 million for the years ended December 31, 2022, 2021 and 2020, respectively.
For further details of reinsurance transactions, see Note 7.
Guarantees
Prior to the IPO, AIG provided certain guarantees to us as described below. Pursuant to the Separation Agreement, we will indemnify, defend and hold harmless AIG against or from any liability arising from or related to these guarantees.
Certain of our insurance subsidiaries benefit from General Guarantee Agreements under which AHAC or NUFIC has unconditionally and irrevocably guaranteed all present and future obligations arising from certain insurance policies issued by these subsidiaries (a “Guaranteed Policy” or the “Guaranteed Policies”). AHAC and NUFIC are required to perform under the agreements if one of the insurance subsidiaries fails to make payments due under a Guaranteed Policy. These General Guarantee Agreements have all been terminated as to insurance policies issued after the date of termination. AHAC and NUFIC have not been required to perform under any of the agreements but remain contingently liable for all policyholder obligations associated with the Guaranteed Policies. We did not pay any fees under these agreements for the years ended December 31, 2022 and 2021.
AGC is a party to a CMA with AIG. Among other things, the CMA provides that AIG will maintain the total adjusted capital of AGC at or above a specified minimum percentage of AGC’s projected Company Action Level Risk Based Capital. AIG did not make any capital contributions to AGC under the CMA during the year ended December 31, 2022. As of December 31, 2022, 2021 and 2020, the specified minimum capital percentage in the CMA was 250%.
AIG provides a full and unconditional guarantee of all outstanding notes and junior subordinated debentures of AIGLH. This includes:
•the AIGLH External Debt Guarantee; and
•a guarantee in connection with a sale-leaseback transaction in 2020. Pursuant to this transaction, AIGLH issued promissory notes to AGL with maturity dates of up to five years. These promissory notes are guaranteed by AIG for the benefit of AGL. We paid no fees for these guarantees for the years ended December 31, 2022 and 2021.
In addition to the Separation Agreement, we have entered into a guarantee reimbursement agreement with AIG which provides that we will reimburse AIG for the full amount of any payment made by or on behalf of AIG pursuant to the AIGLH External Debt Guarantee. We have also entered into a collateral agreement with AIG which provides that in the event of: (i) a ratings downgrade of Corebridge Parent or AIGLH long-term unsecured indebtedness below specified levels or (ii) the failure by AIGLH to pay principal and interest on the External Debt when due, we must collateralize an amount equal to the sum of: (i) 100% of the principal amount outstanding, (ii) accrued and unpaid interest and (iii) 100% of the net present value of scheduled interest payments through the maturity dates of the AIGLH External Debt.
We were the guarantor on two letters of credit which were further guaranteed by AIG in support of two affordable housing properties. On June 1, 2021, the loan associated with one of the properties was fully repaid and the letter of credit was subsequently released. On March 22, 2022, the remaining letter of credit was cancelled and replaced by April Housing, a subsidiary of Blackstone.
In addition to the guarantees above, we may provide to or receive from AIG, or to or from third-parties on behalf of AIG, customary guarantees in relation to certain lending and real estate transactions. These guarantees of certain amounts in connection with borrowings or environmental indemnifications and non-recourse carve-outs are limited to situations in which the borrower commits certain “bad acts” as defined in each applicable transaction document, including fraud or intentional misrepresentation, intentional waste or willful misconduct. As of December 31, 2022, none of these guarantees became payable.
For further details regarding guarantees provided by AIG, see Note 16
Credit Facilities and Funding Arrangements
We were party to certain revolving credit facilities with AIG which terminated on September 19, 2022.
Also, prior to September 19, 2022, we participated in funding arrangements whereby each participating subsidiary placed funds on deposit with AIG in exchange for a stated rate of interest. These funding arrangements terminated on September 19, 2022. Our receivables under these arrangements of $0.4 billion and $1.0 billion as of December 31, 2022 and December 31, 2021, respectively, were recorded in Short-term investments on the Consolidated Balance Sheets. Interest earned on these deposits, reflected in Net investment income - excluding Fortitude Re funds withheld assets on the Consolidated Statements of Income (Loss), was $14 million, $3 million and $7 million for the years ended December 31, 2022, 2021 and 2020, respectively.
Promissory Notes
In 2019, AIG Global Real Estate Investment Corp. issued a note to Lexington Insurance Company of $250 million. This note was repaid on February 12, 2021.
In November 2021, we issued a promissory note to AIG in the amount of $8.3 billion. Interest expense incurred specific to this note reflected in Interest expense on the Consolidated Statements of Income (Loss) was $46 million for the year ended December 31, 2022. We repaid the principal and accrued interest of this note during the year ended December 31, 2022.
For further details on debt, see Note 15.
Purchase of Securitized Notes from AIG
On September 9, 2022, certain of our insurance companies purchased from AIG senior debt issued by, as well as 100% of the ownership interests in, special purpose entities that held collateralized debt obligations for a total value of approximately $800 million. As a result of these transactions, we owned all the interests related to these investments and consolidate them in our financial statements. As of December 31, 2022, we sold the underlying collateralized debt obligations.
Purchase of Residential Mortgage Loans
On December 23, 2022, certain Corebridge subsidiaries executed four Sale Transfer and Assignment agreements with certain AIG subsidiaries to purchase certain participation interests in residential mortgage loans.
Tax Sharing Agreements
Prior to the IPO, Corebridge and SAFG Capital LLC were included in the consolidated federal income tax return of AIG as well as certain state tax returns where AIG files on a combined or unitary basis. The table below summarizes payments to or refunds from AIG in connection with the tax sharing agreements for the years ended December 31, 2022, 2021 and 2020.
For further details on tax impact of the IPO, see Note 22.

Years Ended December 31,
(in millions)	2022	2021	2020
Payment or (refund):
Corebridge	$1,018	$1,537	$1,716
SAFG Capital LLC	14	(5)	(9)
Total	$1,032	$1,532	$1,707
On September 14, 2022, we entered into a tax matters agreement with AIG that governs the parties’ respective rights, responsibilities and obligations with respect to taxes, including the allocation of current and historic tax liabilities (whether income or non-income consolidated or stand-alone) between us and AIG (the “Tax Matters Agreement”). The Tax Matters Agreement governs, among other things, procedural matters, such as filing of tax returns, tax elections, control and settlement of tax controversies and entitlement to tax refunds and tax attributes.
Employee Compensation and Benefits
Our employees participate in certain of AIG’s employee benefit programs. We had a payable of $59 million and $66 million as of December 31, 2022 and December 31, 2021, respectively, with respect to these programs. On September 14, 2022, we entered into an employee matters agreement with AIG (the “EMA”). The EMA allocates liabilities and responsibilities relating to employment matters, employee compensation and benefits plans and programs, and other related matters between us and AIG. The EMA generally provides that, unless otherwise specified, each party is responsible for liabilities associated with their current and former employees for purposes of compensation and benefit matters following the IPO.
Related Party Transactions with Blackstone
We entered into a long-term asset management relationship with Blackstone to manage a portion of our investment portfolio beginning in the fourth quarter of 2021 and the investment expense incurred was $147 million and $18 million for the years ended December 31, 2022 and 2021, respectively.
For further details of our strategic partnership with Blackstone, see Note 1.
Related Party Transactions with Variable Interest Entities
In the ordinary course of business, we enter into various arrangements with VIEs, and we consolidate the VIE if we are determined to be the primary beneficiary. In certain situations, we may have a variable interest in a VIE that is consolidated by an affiliate, and in other instances, affiliates may have variable interests in a VIE that is consolidated by us. The total debt of consolidated VIEs held by affiliates was $308 million and $760 million as of December 31, 2022 and December 31, 2021, respectively. The interest expense incurred on the debt reflected in Interest expense on the Consolidated Statements of Income (Loss) was $33 million, $64 million and $141 million for the years ended December 31, 2022, 2021 and 2020, respectively.
Additionally, during 2021, we terminated six VIEs and recorded a loss on extinguishment of debt of $145 million. There was no VIE terminated during 2022. The noncontrolling interest included in the Consolidated Balance Sheets related to the VIEs held by affiliates was $537 million and $1.5 billion as of December 31, 2022 and December 31, 2021, respectively. The gain/(loss) attributable to noncontrolling interest of consolidated VIEs held by affiliates was $52 million, $499 million and $169 million for the years ended December 31, 2022, 2021 and 2020, respectively.
In addition to transactions with VIEs, Corebridge has entered into other structured financing arrangements supporting real estate properties and other types of assets with other AIG affiliates. These financing arrangements are reported in Other invested assets in the Consolidated Balance Sheets. Certain of these and the VIE structures above also include commitments for funding from other AIG affiliates.
For additional information related to VIEs and other investments, see Notes 5 and 9.